Transactions with Related Parties - Tsakos Energy Management Limited (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Nov. 04, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Management incentive award			$ 1,142,000
Supervisory services per month, per vessel			20,400	$ 20,400	$ 20,400
Supervisory services			3,346,000	2,224,000	$ 492,000
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees			27,500	27,500
Chartered in or on bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees			20,400	20,400
LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees			35,800	35,800
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees			35,000	35,000
VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees	$ 20,400	$ 27,500		27,500
Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees			$ 27,500
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage			10.00%
Yearly increase basis			12 month Euribor
Special award paid			$ 425,000	860,000
Years required for cancellation written notice for agreement			One year notice
Days required for cancellation written notice for agreement			Ten days notice
Compensation to Management company after contract termination with Directors			$ 170,159,000
Tsakos Energy Management Limited | LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees			10,000	10,000
Third Party Manager | LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees			25,800	25,800
Third Party Manager | VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees		$ 13,900		$ 13,900
Third Party Manager | Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees			$ 12,000